Earning (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of income and share data used in basic and diluted earnings (loss) per ordinary share computations

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	(37,704,077)	(174,944,484)	31,118,886
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	79,249,000	89,877,975	106,488,996
Basic earnings (loss) per share	(0.48)	(1.95)	0.29

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	(37,704,077)	(174,944,484)	31,118,886
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	79,249,000	89,877,975	106,488,996
Adjusted for:
- incremental shares issuable related to options issued	—	—	126,214
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	79,249,000	89,877,975	106,615,210
Diluted earnings (loss) per share	(0.48)	(1.95)	0.29